Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Income Statement [Abstract]
Amortization of prior service credit (net of tax of $2,947, $2,110, and $2,068)	$ 2,947	$ 2,110	$ 2,068
Amortization of net actuarial loss (net of tax of $621, $565, and $337)	621	565	337
(Increase) decrease in actuarial loss (net of tax of $415, $250, and $1,348)	415	250	1,348
Plan amendment (net of tax of $10,895, $1,509, and $1,364)	10,895	1,509	1,364
Unrealized appreciation of investments (net of tax of $0, $0, and $91)	$ 0	$ 0	$ 91